Financial risk management - Market risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk over total asset	0.03%
21 Days [Member] | Banking book
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price index coupons	R$ 976,186	R$ 425,156
Interest rate coupons	53,790	108,716
Pre fixed interest rate	116,296	49,019
Others risks factors	181,069	22,538
Value at risk before diversification effects	1,327,341	605,429
Diversification effects (correlation)	347,688	164,555
Value-at-Risk	R$ 979,653	R$ 440,874
Value at risk over total asset	1.28%	0.73%
21 Days [Member] | Trading book
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price index coupons	R$ 13,738	R$ 2,730
Pre fixed interest rate	3,951	1,074
Foreign currency coupons	2,675	665
Foreign currencies	28,036	2,346
Share price	193	0
Value at risk before diversification effects	48,593	6,815
Diversification effects (correlation)	24,539	3,794
Value-at-Risk	R$ 24,054	R$ 3,021
Value at risk over total asset		0.01%